financing costs (Tables)	6 Months Ended
Jun. 30, 2021
financing costs
Schedule of financing costs

		Three months		Six months
Periods ended June 30 (millions)	Note	2021	2020	2021	2020
Interest expense
Interest on long-term debt, excluding lease liabilities – gross		$172	$169	$343	$339
Interest on long-term debt, excluding lease liabilities – capitalized		—	(9)	—	(17)
Interest on long-term debt, excluding lease liabilities		172	160	343	322
Interest on lease liabilities	19	17	17	34	35
Interest on short-term borrowings and other		4	2	7	4
Interest accretion on provisions	25	6	4	11	9
Long-term debt prepayment premium		—	18	—	18
		199	201	395	388
Employee defined benefit plans net interest	15	7	4	13	8
Foreign exchange		(1)	(1)	5	1
		205	204	413	397
Interest income		(2)	(2)	(3)	(3)
		$203	$202	$410	$394
Net interest cost	3			$397	$403
Interest on long-term debt, excluding lease liabilities – capitalized				—	(17)
Employee defined benefit plans net interest				13	8
				$410	$394